JPMorgan Core Bond Fund Expense Example, No Redemption - A C I Shares [Member] - JPMorgan Core Bond Fund	Feb. 28, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 449
Expense Example, No Redemption, 3 Years	624
Expense Example, No Redemption, 5 Years	815
Expense Example, No Redemption, 10 Years	1,365
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	135
Expense Example, No Redemption, 3 Years	424
Expense Example, No Redemption, 5 Years	733
Expense Example, No Redemption, 10 Years	1,475
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	51
Expense Example, No Redemption, 3 Years	180
Expense Example, No Redemption, 5 Years	320
Expense Example, No Redemption, 10 Years	$ 729